Provisions - Provisions for Judicial Proceedings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 2,128	€ 1,894
Current (see Note 15)	413	342
Non-current (see Note 12)	1,715	1,552
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	719	881
Brazil
Disclosure of other provisions [line items]
Other provisions	879	686
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	340	282	€ 348
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	77	78
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	148	137
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	314	189
Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	448	462
Current (see Note 15)	17	28
Non-current (see Note 12)	431	434
Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	238	228
Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	29	38
Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	132	149
Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	45	42
Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 4	€ 5